Chapter 11 Emergence - Schedule of Components of Reorganization Items, Net (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 05, 2021		Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Professional fees	$ (28,739)	[1]				$ 37,296	[2]
Adjustments for estimated allowed litigation claims	77,300					(57,000)
Write-off of unrecognized share-based compensation	(4,406)					45,469
Gain on settlement of liabilities subject to compromise	2,556,147
Loss on fresh start adjustments	(2,348,251)
Revision of estimated claims						(1,835)
Total Reorganization items, net	(252,051)		$ 9,014	$ 0	$ 9,014	23,930		$ 0	$ 0
Payments related to professional fees	44,200					25,600
Finco
Debt Instrument [Line Items]
Professional fees	(8,095)	[1]				2,644	[2]
Adjustments for estimated allowed litigation claims						4,500
Write-off of unrecognized share-based compensation	(4,406)					45,469
Gain on settlement of liabilities subject to compromise	2,556,147
Loss on fresh start adjustments	(2,348,251)
Revision of estimated claims						(1,835)
Total Reorganization items, net	(195,395)		$ 49,974		$ 49,974	50,778		$ 0	$ 0
Payments related to professional fees	$ 7,200					$ 5,000

[1]	Payments of $44.2 million and $7.2 million related to professional fees have been presented as cash outflows from operating activities in our Condensed Consolidated Statements of Cash Flows for the period January 1, 2021 through February 5, 2021 for Noble and Finco, respectively.
[2]	Payments of $25.6 million and $5.0 million related to professional fees and the first installment payment for the previously disclosed patent infringement settlement with Transocean Ltd. (“Transocean”) have been presented as cash outflows from operating activities in our Consolidated Statements of Cash Flows for the year ended December 31, 2020 for Noble and Finco, respectively.